Supplemental Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Supplemental Financial Information [Abstract]
Supplemental Financial Information
Note 16—Supplemental Financial Information
Condensed Consolidated Balance Sheets Information
Our Noble restricted cash balance as of
September
 30, 2021, February 5, 2021 and December 31, 2020 consisted of $7.4 million, $2.0 million, and $21.7 million, respectively. Our Finco restricted cash balance as of
Septe
mber
 30, 2021, February 5, 2021 and December 31, 2020 consisted of $7.4 million, $2.0 million and $1.7 million, respectively. All restricted cash is recorded in “Prepaid expenses and other current assets.”
Condensed Consolidated Statements of Cash Flows Information
Operating cash activities
The net effect of changes in other assets and liabilities on cash flows from operating activities is as follows:

	Noble
	Successor	Predecessor
	Period From February 6, 2021 through Septe mber 30, 2021	Period From January 1, 2021 through February 5, 2021	Nine Months Ended September 30, 2020
Accounts receivable	$(20,980)	$(41,344)	$31,230
Other current assets	671	17,884	(4,950)
Other assets	(11,891)	8,521	1,483
Accounts payable	3,570	(16,819)	(1,485)
Other current liabilities	12,888	11,428	9,033
Other liabilities	5,569	(5,846)	(7,869)

Total net change in assets and liabilities	$(10,173)	$(26,176)	$27,442

	Finco
	Successor	Predecessor
	Period From February 6, 2021 through September 30, 2021	Period From January 1, 2021 through February 5, 2021	Nine Months Ended September 30, 2020
Accounts receivable	$(20,980)	$(41,344)	$299
Other current assets	460	19,398	8,124
Other assets	(11,874)	8,512	2,750
Accounts payable	6,584	(14,061)	(14,564)
Other current liabilities	12,751	11,623	9,002
Other liabilities	5,395	(5,936)	(7,869)

Total net change in assets and liabilities	$(7,664)	$(21,808)	$(2,258)

Non-cash
investing and financing activities
Additions to property and equipment, at cost for which we had accrued a corresponding liability in accounts payable as of
September
 30, 2021, February 5, 2021 and December 31, 2020 were $30.4 million, $31.0 million and $35.3 million, respectively.
Additions to property and equipment, at cost for which we had accrued a corresponding liability in accounts payable as of
September
 30, 2020 and December 31, 2019 were $26.4

million and $36.0 million, respectively.
On the Effective Date, an aggregate principal amount of $
216.0
million of Second Lien Notes was issued, which includes the aggregate subscription price of $200.0 million, plus a backstop fee of $
16.0
million which was paid in kind.
On April 15, 2021, Noble completed the Pacific Drilling Merger, issuing
 16.6 million Ordinary Shares valued at $357.7 million, in exchange for $422.1 million net assets acquired. See “Note 4—Acquisitions” for additional information
.

Note 18—Supplemental Financial Information
Consolidated Balance Sheets Information
Deferred revenues from drilling contracts totaled $59.9 million and $65.1 million at December 31, 2020 and 2019, respectively. Such amounts are included in either “Other current liabilities” or “Other liabilities” in the accompanying Consolidated Balance Sheets, based upon our expected time of recognition. Related expenses deferred under drilling contracts totaled $13.9 million at December 31, 2020 as compared to $30.8 million at December 31, 2019, and are included in either “Prepaid expenses and other current assets,” “Other assets” or “Property and equipment, net” in the accompanying Consolidated Balance Sheets, based upon our expected time of recognition.
Consolidated Statements of Cash Flows Information
Operating cash activities
The net effect of changes in other assets and liabilities on cash flows from operating activities is as follows:

	Noble			Finco
	December 31,			December 31,
	2020	2019	2018	2020	2019	2018
Accounts receivable	$50,802	$2,057	$3,974	$19,588	$2,057	$3,974
Other current assets	(866)	3,573	(2,722)	7,830	4,046	(2,700)
Other assets	(2,369)	16,218	(10,378)	(800)	18,749	(6,424)
Accounts payable	357	(2,279)	14,955	(11,018)	(2,182)	14,795
Other current liabilities	8,582	(4,700)	(13,940)	16,055	(4,549)	(13,495)
Other liabilities	(10,941)	(24,577)	(26,829)	(10,941)	(24,577)	(26,829)

Total net change in assets and liabilities	$45,565	$(9,708)	$(34,940)	$20,714	$(6,456)	$(30,679)

Non-cash
investing and financing activities
Additions to property and equipment, at cost for which we had accrued a corresponding liability in accounts payable as of December 31, 2020, 2019 and 2018 were $35.3 million, $36.0 million and $52.1 million, respectively.
We entered into the $60.0 million 2018 Seller Loan to finance a portion of the purchase price for the
Noble Johnny Whitstine
in September 2018. We entered into the $53.6 million 2019 Seller Loan to finance a portion of the purchase price for the
Noble Joe Knight
in February 2019. See “Note 7—Debt” for additional information.
Additional cash flow information is as follows:

	Noble			Finco
	December 31,			December 31,
	2020	2019	2018	2020	2019	2018
Cash paid during the period for:
Interest, net of amounts capitalized	$138,040	$289,457	$286,506	$138,040	$289,457	$286,506
Income taxes paid (refunded), net	(133,708)	8,181	(107,554)	(133,708)	8,181	(107,554)